Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Intangible Assets and their Useful Lives	Intangible assets and their useful lives are as follows:
Useful Life (in years)

License (see Note 6)	2